UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

1536 Holmes Street

Livermore, CA 94550

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

1536 Holmes Street

Livermore, CA 94550

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2011 through June 30, 2012

Item 1. Proxy Voting Record

PROXY SUMMARY 7/01/2011- 6/30/2012

ORRELL CAPITAL MANAGEMENT

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Colt Resources, Inc.	GTP CN	196874101	7/27/2011	1. Set number of directors at seven; 2. Elect	Company	Yes	For	For
directors; 3. Appoint Schwartz Levitsky
Feldman LLP as auditor, directors to fix
remuneration; 4. Approve stock option plan;
5. Continue Colt Resources as a corporation
governed by the business corporations act.

Goldstone Resources Ltd.	GRC CN	381544105	8/8/2011	1. Approve special resolution if deemed	Company	Yes	For	For
advisable; 2. Elect directors; 3. Appoint NPT
LLP as auditors, directors to fix remuneration.

Petaquilla Minerals Ltd.	PTQ CN	716013107	8/31/2011	1. Issue up to 50,000,000 common shares	Company	Yes	For	For
(Special Meeting)				necessary to complete proposed acquisition
of all outstanding shares of Iberian Resources
by Petaquilla Minerals Ltd.

Mag Silver Corp.	MAG CN	55903Q104	9/15/2011	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
LLP as auditors, directors to fix remuneration;
3. Approve amendment to stock option plan.

Peregrine Metals Ltd.	PGM CN	71390A106	9/26/2011	1. Approve special resolution, an arrangement	Company	Yes	For	For
(Special Meeting)				under the Canada Business Corporations
Act.

Evolving Gold Corp.	EVG CN	30050D958	9/30/2011	1. Elect directors; 2. Appoint BDO Canada LLP	Company	Yes	For	For
as auditor, directors to fix remuneration;
3. Ratify and approve new share option plan;
4. Ratify and approve new shareholder
rights plan.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

AuRico Gold, Inc.	AUQ	05155C105	10/24/2011	1. Share issuance resolution to acquire	Company	Yes	For	For
(Special Meeting)				Northgate Minerals.

Altius Minerals Corp.	ALS CN	020936100	10/30/2011	1. Appoint Deloitte & Touche LLP as auditors,	Company	Yes	For	For
directors to fix remuneration; 2. Elect
directors; 3. Adopt stock option plan.

Nevsun Resources Ltd.	NSU	64156L101	11/16/2011	1. Pass an ordinary resolution to approve and confirm	Company	Yes	For	For
adoption of shareholders rights plan;
2. Pass resolution to fix the number of directors at 6.

AngloGold Ashanti Ltd. ADR	AU	035128206	11/16/2011	1. Financial assistance to subsidiaries and	Company	Yes	For	For
other related and inter-related entities.

Royal Gold, Inc.	RGLD	780287108	11/16/2011	1. Elect directors; 2. Appoint Ernst & Young LLP	Company	Yes	For	For
as auditors; 3. Proposal to approve advisory
resolution relating to executive compensation;
4. Advisory vote on the frequency of execu-
tive compensation stockholder vote.

Kingsgate Consolidated Ltd.	KCN AU	Q5318K103	11/18/2011	1. Elect Peter Alexander as director; 2. Elect	Company	Yes	For	For
Rose Smyth-Kirk as director; 3. Ratify and
approve the previous share issues to Silver
Standard Australia issued as part consideration
for acquisition of the Bowden Silver project;
4. Approval of remuneration report.

Indochine Mining Ltd.	IDC AU	Q4880W108	11/24/2011	1. Adoption of Financial report; 2. Adoption	Company	Yes	For	For
of remuneration report; 3. Election of director
Gavin H. Farley.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Perseus Mining Ltd.	PRU CN	Q74174956	11/25/2011	1. Adoption of remuneration report;	Company	Yes	For	For
				2 & 3. Re-election of directors C. J. Carson and M. Bohm;
				4. Appoint Ernst & Young LLP as auditors;
				5. Ratification of prior shares issue.

Petaquilla Minerals Ltd.	PTQ CN	716013107	12/1/2011	1. Set number of directors at 4; 2. Appoint	Company	Yes	For	For
				Ernst & Young LLP as auditors, directors to fix
				remuneration; 4. Approve a special resolution
				to amend the Articles of the company.

Radius Gold, Inc.	RDU	750468100	12/2/2011	1. Elect directors; 2. Appoint BDO Canada LLP	Company	Yes	For	For
				as auditors, directors to fix their remuneration;
				3. Approve company's stock option plan;
				4. Approve a stock option plan for Rackla Metals.

Eldorado Gold Corp.	EGO	284902103	2/21/2012	1. Approve issuance of common shares of the	Company	Yes	Against	Against
				company in connection with the proposed
				acquisition of European Goldfields Ltd., and the
				issuance of common shares of the company
				issuable upon valid exercise of the replacement
				stock options.

Malbex Resources, Inc.	MBG CN	56108E953	3/19/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers as auditors, directors to fix remunera-
				tion; 3. Approve share option plan.

Pan American Silver Corp.	PAAS	697900108	3/26/2012	1. Pass resolution approving issuance of 53,666,003	Company	Yes	For	For
				common shares of the company in connection
				with proposed acquisition of Minefinders Corp.
				and the issuance of common shares of Pan American Silver Corp.
				issuable upon valid exercise of the replacement stock options.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Newmont Mining Corp.	NEM	651639106	4/24/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors; 3. Resolution approv-
				ing named executive officer compensation.

Goldcorp, Inc.	GG	380956409	4/26/2012	1. Elect directors; 2. Appoint Deloitte & Touche LLP	Company	Yes	For 1,2,3,4	For
				as auditors, directors to fix remuneration;			Against 5
				3. Resolution approving the amendments to the
				restricted share plan for the company; 4. A non-
				binding advisory resolution accepting executive
				compensation; 5. Shareholder proposal.

Agnico-Eagle Mines Ltd.	AEM	008474108	4/27/2012	1. Elect directors; 2. Appoint Ernst & Young LLP	Company	Yes	For	For
				as auditors, directors to fix remuneration;
				3. Resolution approving amendments of
				company's stock option plan; 4. A non-binding
				resolution accepting company's executive
				compensation.

Torex Gold Resources, Inc.	TXG CN	891054108	4/27/2012	1. Elect directors; 2. Appoint KPMG as auditors,	Company	Yes	For	For
				directors to fix remuneration; 3. Resolution to
				approve all unallocated stock options under the
				company's stock option plan; 4. Resolution to
				approve all unallocated restricted share rights
				under the company's restricted share plan.

Randgold Resources Ltd. ADR	GOLD	752344309	4/30/2012	1. Receive audited financial statements; 2. Declare	Company	Yes	For	For
				final dividend of US $0.40 per share of financial
				year ended 31 December 2011; 3. Approve
				director's remuneration report for the financial
				year ended 31 December 2011; 4-11. Elect
				directors; 12 Re-appoint BDO LLP as auditor;
				13. Directors to fix remuneration of auditor;

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe the Matter Voted on	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Randgold Resources Ltd. ADR				14. Authority to allot shares and grant rights
(Continued)				to subscribe for or convert any security into
				shares; 15. Awards of ordinary shares to non-
				executive directors; 16. Authority to disapply
				pre-emption rights; 17. Authority for the
				company to purchase its own ordinary shares.

Vista Gold Corp.	VGZ	927926303	4/30/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration; 3. Resolution approving all
				unallocated options, rights and other
				entitlements under company's stock option
				plan; 4. Resolution approving all unallocated
				options, rights and other entitlements under
				the Company's long term equity incentive plan.

Argonaut Gold Ltd.	AR CN	04016A101	5/2/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration; 3. Pass resolution to confirm the
				repeal of the former by-law.

Barrick Gold Corp.	ABX	067901108	5/2/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration; 3. Advisory resolution on
				executive compensation.

New Gold, Inc.	NGD	644535106	5/2/2012	1. Set number of directors at 7; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte & Touche LLP as
				auditors, directors to fix remuneration;
				4. Ratify and confirm company's shareholder
				rights plan.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Yamana Gold, Inc.	AUY	98462Y100	5/2/2012	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
				LLP as auditors; 3. Accept approach to execu-
				tive compensation.

Eldorado Gold Corp.	EGO	284902103	5/3/2012	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors; 3. Directors to set the auditor's pay.

Aurizon Mines Ltd.	AZK	05155P106	5/4/2012	1. Set number of directors at 10; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Pricewaterhousecoopers
				LLP as auditors; 4. Resolution to approve
				Company's stock option plan; 5. Resolution
				to approve new Articles of the Company.

Franco-Nevada Corp.	FNV CN	351858105	5/8/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration; 3. Resolution regarding the
				corporation's approach to executive
				compensation.

Dundee Precious Metals, Inc.	DPM CN	265269209	5/9/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration; 3. Resolution approving amend-
				ments to stock option plan.

Kinross Gold Corp.	KGC	496902404	5/9/2012	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors; 3. Resolution on Kinross Gold Corp.’s approach
				to executive compensation; 4. Resolution
				approving reconfirmation of shareholder
				rights plan.

Claude Resources, Inc.	CRJ CN	182873950	5/10/2012	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration;
				3. Approve resolution amending employee
				share purchase plan; 4. Approval of corpor-
				ation's shareholder rights plan.

Tahoe Resources, Inc.	THO CN	873868103	5/10/2012	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

AngloGold Ashanti Ltd. ADR	AU	035128206	5/10/2012	1. Re-appoint Ernst & Young as auditors;	Company	Yes	For	For
				2-5. Elect directors; 6-9. Appoint members to
				audit and governance committee; 10. Grant
				authority to directors to allot and issue ordinary
				shares; 11. Authority to directors to issue
				cash for ordinary shares; 12. Endorsement of
				the AngloGold remuneration policy; 13. Increase
				in non-executive director's remuneration;
				14. Increase in non-executive director's fees for
				board and statutory meetings; 15. Acquisition
				of the company's own shares.

Gold Fields Ltd. ADR	GFI	38059T106	5/14/2012	1. Reappointment of auditors; 2-6. Election of	Company	Yes	For	For
				directors; 7-11. Election of members of Audit
				Committee; 12. Approval to issue unissued
				ordinary shares; 13. Approval for issuing
				equity securities for cash; 14. Approval for
				the Gold Fields Ltd. 2012 share plan;
				15. Approval for remuneration of non-executive
				directors; 16. Approval for the company to
				grant financial assistance (Sections 44-45);
				17. Cancellation of Preference shares;
				18. Acquisition of the company's own shares;
				19. Approval of new memorandum of
				incorporation.

IAMGOLD Corp.	IAG	450913108	5/14/2012	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3. Resolution for
				shareholders to accept Company’s approach to
				executive compensation; 4. Resolution regarding amend-
				ment to share incentive plan.

SEMAFO, Inc.	SMF	816922108	5/14/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers as auditors, directors to determine
				their compensation; 3. Amendment to the
				Articles; 4. Approval of by-laws.

Pan American Silver Corp.	PAAS	697900108	5/15/2012	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
				LLP as auditors, directors to fix remuneration;
				3. Resolution approving executive compensation.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

South American Silver Corp.	SAC CN	836307108	5/16/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration.

Wesdome Gold Mines Ltd.	WDO CN	95083R100	5/16/2012	1. Elect directors; 2. Appoint Grant Thornton	Company	Yes	For	For
				LLP as auditors, directors to fix remuneration

Centerra Gold, Inc.	CG CN	152006102	5/17/2012	1. Elect directors; 2. Appoint KPMG LLP,	Company	Yes	For	For
				directors to fix remuneration.

AuRico Gold, Inc	AUQ	05155C105	5/18/2012	1. Elect directors; 2. Appoint KPMG as auditors	Company	Yes	For	For
				directors to fix remuneration.

Edgewater Exploration Ltd.	EDW CN	280290958	5/18/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration.

Alacer Gold Corp.	ASR CN	010679959	5/23/2012	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				coopers LLP as auditors, directors to fix
				remuneration; 3. Resolution approving
				amendments to current Articles of the Corporation and adoption
				of the restated Articles of the Corporation;
				4. Resolution approving changes in the By-laws.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Silver Wheaton Corp.	SLW CN	828336958	5/23/2012	1. Elect directors; 2. Appoint Deloitte & Touche	Company	Yes	For	For
				as auditors, directors to fix remuneration.

Hecla Mining Co.	HL	422704106	5/24/2012	1. Elect directors; 2. Advisory resolution to	Company	Yes	For	For
				approve executive compensation; 3. Amend-
				ment to stock option plan; 4. Approve selection
				of BDO LLP as auditors.

AuRico Gold, Inc	AUQ	05155C105	5/25/2012	1. Elect directors; 2. Appoint KPMG LLP as auditors	Company	Yes	For	For
				directors to fix remuneration.

Primero Mining Corp.	P CN	74164W106	5/28/2012	1. Set number of directors at nine; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte & Touche LLP
				as auditor, directors to fix remuneration.
				4. Approve phantom share unit plan for directors.

Fortuna Silver Mines, Inc.	FVI CN	349915959	6/6/2012	1-7 Elect directors; 8. Appoint Deloitte & Touche	Company	Yes	For	For
				LLP as auditors; 9. Transact such other
				business.

Sutter Gold Mining, Inc.	SGM CN	86944A105	6/6/2012	1. Set number of directors at 6; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte & Touche LLP as
				auditors, directors to fix remuneration;
				4. Approve resolution regarding stock option plan;
				5. Transact other business.

B2Gold Corp.	BTO CN	11777Q209	6/8/2012	1. Set number of directors at 7; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Pricewaterhousecoopers
				LLP as auditors, directors to fix remuneration.

	Company	CUSIP	Shareholder		Proposed by Company	Did Orrell	How did Orrell	Votes cast for
Company Name	Symbol	Number	Meeting date	Describe The Matter Voted On	or Shareholder	Capital vote?	Capital Vote?	or against Mgt

Andina Minerals, Inc.	ADM CN	034219956	6/11/2012	1. Elect directors; 2. Re-appointment of Price-	Company	Yes	For	For
				waterhousecoopers LLP as auditors, directors
				to fix remuneration; 3. Re-approve stock
				option plan; 4. Conduct other business.

Sabina Silver Corp.	SBB CN	785246109	6/12/2012	1. Determine number of directors at ten;	Company	Yes	For	For
				2. Elect directors; 3. Appoint KPMG LLP as
				auditors.

Avala Resources Ltd.	AVZ CN	05337B108	6/14/2012	1. Fix number of directors at eight; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Raymond Chabot Grant
				Thornton LLP as auditor; 4. Approve company's
				10% rolling share option plan.

San Gold Corp.	SGR CN	79780P104	6/20/2012	1. Elect directors; 2. Appoint Scarrow &	Company	Yes	For	For
				Donald LLP as auditors, directors to fix
				remuneration; 3. Transact any further
				business that may come before the meeting.

Strategic Metals Ltd.	SMD CN	862758208	6/25/2012	1. Set number of directors at seven; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Davidson & Co. LLP as
				auditors, directors to fix remuneration;
				4. Pass resolution regarding stock option plan; 5. Pass
				resolution regarding Company's shareholder rights
				plan; 6. Grant proxy holder authority to vote
				on any other business.

Indochine Mining Ltd.	IDC AU	Q4880W108	6/26/2012	1. Ratification of previous issues under	Company	Yes	For	For
				placement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

August 15, 2012